Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 909,699	$ 1,668,291
Accounts receivable, net	2,035,232	1,648,073
Advance to suppliers, net	42,233
Deferred IPO costs		889,160
Prepaid expense and other current assets, net	21,443,545	177,325
Loan receivable from third party - current	97,720
Total current assets	26,450,724	4,423,398
NON-CURRENT ASSETS
Property and equipment, net	1,908	1,872
Right-of-use asset, net	80,156	49,356
Loan receivable from third parties, non-current	703,491	443,787
Other non-current assets		33,017
Total noncurrent assets	785,555	528,032
TOTAL ASSETS	27,236,279	4,951,430
CURRENT LIABILITIES
Accounts payable	2,046,618	1,662,594
Loan payable to third parties	132,620	164,399
Advance from customers	149,709	29,675
Accrued liabilities and other payables	1,924,468	2,057,865
Taxes payable	256,553	146,239
Lease liabilities	72,246	8,422
Loan payables, current	28,639	117,345
Total current liabilities	4,738,526	4,357,394
NON-CURRENT LIABILITIES
Lease liabilities	9,187	43,972
Loan payable to third parties, non-current
Loan payables, non-current
Total non-current liabilities	9,187	43,972
TOTAL LIABILITIES	4,747,713	4,401,366
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER'S EQUITY
Preferred shares, par value $0.0001, 100,000,000 shares authorized, nil shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	28,447,180	1,796,285
Statutory Reserve	380,901	380,901
Accumulated other comprehensive loss	(203,635)	(221,139)
Accumulated deficit	(6,214,056)	(1,456,778)
Total Company shareholders’ equity	22,412,549	500,269
Non-controlling interest	76,017	49,795
Total shareholders' equity	22,488,566	550,064
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	27,236,279	4,951,430
Class A Common shares
STOCKHOLDER'S EQUITY
Common Stock, Value, Issued	1,999	1,000
Class B Common shares
STOCKHOLDER'S EQUITY
Common Stock, Value, Issued	160
Related Party
CURRENT ASSETS
Due from related parties	1,922,295	40,549
CURRENT LIABILITIES
Due to related parties	$ 127,673	$ 170,855